COMMITMENTS AND CONTINGENCIES (Details)					3 Months Ended	12 Months Ended
	Mar. 05, 2018 USD ($)	Mar. 10, 2017 USD ($)	Jan. 13, 2017 group	Mar. 01, 2011	Mar. 31, 2018 USD ($) bbl / d	Dec. 31, 2014 gallon location shipment	Dec. 31, 2017 USD ($)	Aug. 31, 2016
Loss Contingencies [Line Items]
Barrels per day of ethanol loading | bbl / d					10,000
Number of Loading Arms					4
Number Of Days Barge Shipments Made						15 days
Environmental Remediation Contingency [Domain] | DNREC [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 100,000	$ 150,000
Number Of Barge Shipments | shipment						17
Number Of Gallons Of Crude Oil | gallon						35,700,000
Number Of Violated Locations | location						3
Environmental Issue [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies					$ 1,846,000		$ 1,923,000
Accrual for Environmental Loss Contingencies, Discount Rate					1.83%
Accrual For Environmental Loss Contingencies, Expected Future Payments					$ 1,250,000
Accrual For Environmental Loss Contingencies, Expected Payment Period					5 years
Loss Contingency, Number Of Environmental Groups Appealing Permits | group			2
Sunoco, Inc. [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual, Insurance-Related Assessment, Expiration Of Liability Period				20 years
PBF Logistics Products Terminals LLC [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross					$ 2,002,000
Torrance Valley Pipeline Company LLC [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies					236,000		$ 256,000
Maximum [Member]
Loss Contingencies [Line Items]
Accrual For Environmental Loss Contingencies, Expected Future Payments					$ 250,000
Maximum [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Accrual For Environmental Loss Contingencies, Expected Payment Period					10 years
Torrance Valley Pipeline Company LLC [Member] | PBF LLC [Member]
Loss Contingencies [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent								50.00%